    The Company You Keep®

New York Life Insurance Company 51 Madison Avenue New York, NY 10010 Bus: 212-576-7558 Fax: 212-447-0569 E-mail : charles_a_whites@newyorklife.com www.newyorklife.com
Charles A. Whites, Jr. Vice President & Associate General Counsel

September 9, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation Variable Annuity Separate Account IV File No. 811-21397

Commissioners:

The Semi-Annual Reports dated June 30, 2015 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of policies offered through New York Life Insurance and Annuity Corporation Variable Annuity Separate Account IV of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of MainStay VP Funds Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000887340, File No. 811-03833.

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain portfolios of BlackRock® Variable Series Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000355916, File No. 811-03290.

The Semi-Annual Reports for certain portfolios of Columbia Funds Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000815425, File No. 811-05199.

The Semi-Annual Reports for certain portfolios of Columbia Funds Variable Series Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0001413032, File No. 811-22127.

The Semi-Annual Reports for certain portfolios of Dreyfus Investment Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0001056707, File No. 811-08673.

The Semi-Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

Securities and Exchange Commission

The Semi-Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund IV are incorporated by reference as filed on Form N-CSRS, CIK No. 0000720318, File No. 811-03759.

The Semi-Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

The Semi-Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain portfolios of MFS® Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Semi-Annual Reports for certain portfolios of Neuberger Berman Advisers Management Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000736913, File No. 811-04255.

The Semi-Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Semi-Annual Reports for certain portfolios of Royce Capital Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006387, File No. 811-07537.

The Semi-Annual Reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001011378, File No. 811-07607.

The Semi-Annual Reports for certain portfolios of Victory Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0001068663, File No. 811-08979.

Sincerely,

/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr.
Vice President & Associate General Counsel